Income Tax - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance	$ (6)	$ (132)	$ 526
Tax benefit/(expenses) during the period recognized in profit or loss	(374)	55	(1,073)
Tax benefit/(expenses) during the period recognized in other comprehensive income	11	166	170
Exchange difference on translation foreign operations	169	(95)	245
Closing balance	$ (200)	$ (6)	$ (132)